Prospectus 1 [Member] Average Annual Total Returns - Prospectus 1		12 Months Ended	60 Months Ended	117 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.20%	[1]
Performance Inception Date				Apr. 07, 2015
ICE BofA U.S. Treasury Bill Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.29%	2.47%	1.83%	[1]
Performance Inception Date				Apr. 07, 2015
Bloomberg U.S. MBS Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.20%	(0.74%)	0.81%	[1]
Performance Inception Date				Apr. 07, 2015
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.86%	1.99%	3.22%	[1]
Performance Inception Date				Apr. 07, 2015
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	3.16%	(0.52%)	1.14%	[1]
Performance Inception Date				Apr. 07, 2015
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	3.41%	0.37%	1.52%	[1]
Performance Inception Date				Apr. 07, 2015
Class C
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.45%	2.08%	3.03%	[1]
Performance Inception Date				Apr. 07, 2015
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[3]	10.61%	3.15%	4.00%	[1]
Performance Inception Date				Apr. 07, 2015
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	[2]	10.56%	3.09%	3.92%	[1]
Performance Inception Date				Apr. 07, 2015

[1]	Since inception April 07, 2015.
[2]	Performance for class A, C, and Y shares prior to their inception (7/01/19) is derived from the historical performance of class I shares and has been adjusted for the higher fees applicable to class A, C, and Y shares.
[3]	Performance for class R6 shares prior to their inception (6/1/20) is derived from the historical performance of class I shares and has been adjusted for the higher investor servicing fees applicable to class R6 shares.